Related party transactions (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2023	Feb. 28, 2022	Aug. 31, 2022
IfrsStatementLineItems [Line Items]
Payables to related parties	$ 200		$ 200		$ 200
Stock value	7,000		7,000
Shares granted	600	$ 500	1,300	$ 1,500
Stock Options [Member]
IfrsStatementLineItems [Line Items]
Compensation expense	100	0	200	0
R S Us [Member]
IfrsStatementLineItems [Line Items]
Compensation expense	$ 0	$ 0	$ 200	$ 0